Note 7 - Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,915,000	$ 2,062,000	$ 2,278,000
Building [Member]
Operating Leases, Rent Expense	359,000	377,000	403,000
Equipment [Member]
Operating Leases, Rent Expense	$ 249,000	$ 250,000	$ 252,000